ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($) $ in Thousands	Sep. 28, 2019	Dec. 30, 2018	Dec. 29, 2018	Dec. 30, 2017
Senior secured credit facility	$ 650,000		$ 289,250	$ 437,625
Accumulated deficit	(194,287)		$ (240,104)	$ (296,184)
No. 2014-09
Accumulated deficit		$ (500)
No. 2016-02 | Minimum | Scenario, Forecast
Operating lease, right-of-use asset	30,000
Operating lease, liability	40,000
No. 2016-02 | Maximum | Scenario, Forecast
Operating lease, right-of-use asset	40,000
Operating lease, liability	$ 50,000